Accounting Standards and Basis of Preparation - Schedule of Information related to Company’s Share of Voting Rights in its Subsidiaries (Details)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Moolec Science Limited [Member]
Schedule of Information related to Company’s Share of Voting Rights in its Subsidiaries [Line Items]
Principal activities		Investment in subsidiaries
Country of incorporation and principal place of business		United Kingdom
Equity interest	[1]	100.00%
AG Biomolecules LLC [Member]
Schedule of Information related to Company’s Share of Voting Rights in its Subsidiaries [Line Items]
Principal activities		Production and commercialization of agricultural products
Country of incorporation and principal place of business		United States
Equity interest	[1]	100.00%
ValoraSoy S.A.[Member]
Schedule of Information related to Company’s Share of Voting Rights in its Subsidiaries [Line Items]
Principal activities		Production and commercialization of agricultural products
Country of incorporation and principal place of business		Argentina
Equity interest	[1]	100.00%
Nutrecon LLC [Member]
Schedule of Information related to Company’s Share of Voting Rights in its Subsidiaries [Line Items]
Principal activities		Investment in subsidiaries
Country of incorporation and principal place of business		United States
Equity interest	[1]	100.00%
SynBio Powerlabs [Member]
Schedule of Information related to Company’s Share of Voting Rights in its Subsidiaries [Line Items]
Principal activities		Production and commercialization of fermentation products
Country of incorporation and principal place of business		Finland
Equity interest	[2]	90.00%
Gentle Tech [Member]
Schedule of Information related to Company’s Share of Voting Rights in its Subsidiaries [Line Items]
Principal activities		Investment in subsidiaries
Country of incorporation and principal place of business		British Virgin Islands
Equity interest	[1],[3]	100.00%	50.00%
Gentle Farming [Member]
Schedule of Information related to Company’s Share of Voting Rights in its Subsidiaries [Line Items]
Principal activities		Investment in subsidiaries
Country of incorporation and principal place of business		British Virgin Islands
Equity interest	[1],[3]	51.00%	51.00%
G-FAS [Member]
Schedule of Information related to Company’s Share of Voting Rights in its Subsidiaries [Line Items]
Principal activities		Production and commercialization of sustainable agricultural equipment
Country of incorporation and principal place of business		Argentina
Equity interest	[1],[3]	64.00%	64.00%
Bioceres Group Limited [Member]
Schedule of Information related to Company’s Share of Voting Rights in its Subsidiaries [Line Items]
Principal activities		Investment in subsidiaries
Country of incorporation and principal place of business		United Kingdom
Equity interest	[1]	100.00%	100.00%
Bioceres Crop Solutions (BIOX) [Member]
Schedule of Information related to Company’s Share of Voting Rights in its Subsidiaries [Line Items]
Principal activities		Research and development
Country of incorporation and principal place of business		United States
Equity interest	[4]	29.30%	28.75%
Bioceres LLC [Member]
Schedule of Information related to Company’s Share of Voting Rights in its Subsidiaries [Line Items]
Principal activities		Investment in subsidiaries
Country of incorporation and principal place of business		United States
Equity interest	[3]	100.00%	100.00%
Bioceres S.A [Member]
Schedule of Information related to Company’s Share of Voting Rights in its Subsidiaries [Line Items]
Principal activities		Investment in subsidiaries
Country of incorporation and principal place of business		Argentina
Equity interest	[3]	89.93%	79.72%
Bioceres Tech Services LLC [Member]
Schedule of Information related to Company’s Share of Voting Rights in its Subsidiaries [Line Items]
Principal activities		Investment in subsidiaries
Country of incorporation and principal place of business		United States
Equity interest	[3]	100.00%	100.00%

[1]	Direct interest held by Moolec Science SA.
[2]	Direct interest held by Nutrecon LLC.
[3]	Direct interests held by Bioceres Group Limited.
[4]	Since 2023, the Group exercises “de facto control” over Bioceres Crop Solutions Corp, however, as stated in note Note 1 – The Group’s business reorganization and general information - “The Bioceres Group Business Combination Agreement”, Bioceres Group Limited lost the “de facto control” on June 24, 2025. The subsidiary was deconsolidated as of June 30, 2025, and the investment in it was measured using the equity method. The Group’s consolidated result includes the results of that entity up to the date of its deconsolidation. No results related to the loss of control have been recognized. Various notes to the financial statements show the effect it has had on consolidated assets and liabilities, business segments and CGUs.